Leases (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Depreciation charge of ROU during the year	R$ 1,081	R$ 1,121
Interest expense on lease liabilities	227	266
Expense relating to short-term leases and low value assets	0	304
Lease expenses	R$ 1,308	R$ 1,691